Share-Based Compensation Plans - Schedule of Number of Restricted Share Units Outstanding (Details)	9 Months Ended
Sep. 30, 2025 shares
RSUs Under the Historic Plan [Member] | RSUS With Time and Performance Criterias [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUS with time and performance criteria, Beginning balance	124,080
RSUS with time and performance criteria, Forfeited
RSUS with time and performance criteria, Ending balance	124,080
Omnibus Plan [Member] | RSUs With Time Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
RSUs with time criteria, Beginning balance	964,705
RSUs with time criteria, granted	257,510
RSUs with time criteria, Settled	(450,054)
RSUs with time criteria, Forfeited	(49,474)
RSUs with time criteria, Ending balance	722,687
Omnibus Plan [Member] | PSUs With Time and Performance Criteria [Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
PSUs with time and performance criteria, Beginning balance	555,162
PSUs with time and performance criteria, Granted	204,939
PSUs with time and performance criteria, Settled	(187,349)
PSUs with time and performance criteria, Forfeited	(31,437)
PSUs with time and performance criteria, Ending balance	541,315
Omnibus Plan [Member] | DSUs Member]
Schedule of Number of Restricted Share Units Outstanding [Line Items]
DSUs, Beginning balance	189,434
DSUs, Granted	33,591
DSUs, Settled
DSUs, Forfeited
DSUs, Ending balance	223,025